CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Current assets
Cash and cash equivalents	¥ 9,751,824	$ 1,413,882	¥ 11,341,758
Short-term investments	3,458,089	501,376	884,996
Accounts receivable, net	9,862	1,430	1,002
Amounts due from related parties	5,714	828	6,615
Prepayments and other current assets	600,773	87,104	724,583
Total current assets	13,826,262	2,004,620	12,958,954
Non-current assets
Property, equipment and software, net	691,036	100,191	369,126
Intangible assets, net	10,251	1,486	458
Goodwill	5,690	825
Right-of-use assets, net	289,628	41,992	309,085
Other non-current assets	4,000	580	4,000
Total non-current assets	1,000,605	145,074	682,669
Total assets	14,826,867	2,149,694	13,641,623
Current liabilities
Accounts payable	185,297	26,866	52,963
Deferred revenue	2,060,892	298,801	1,958,570
Other payables and accrued liabilities	633,482	91,846	645,138
Operating lease liabilities, current	151,438	21,956	127,531
Total current liabilities	3,031,109	439,469	2,784,202
Non-current liabilities
Operating lease liabilities, non-current	143,591	20,819	183,365
Deferred tax liabilities	11,404	1,653
Total non-current liabilities	154,995	22,472	183,365
Total liabilities	3,186,104	461,941	2,967,567
Commitments and contingencies
Shareholders' equity
Ordinary shares (US$0.0001 par value; 2,000,000,000 shares authorized, 748,953,103 Class A ordinary shares issued and 727,855,233 outstanding, 140,830,401 Class B ordinary shares issued and outstanding as of December 31, 2021; 1,800,000,000 Class A ordinary shares authorized, 749,323,103 issued and 724,582,975 outstanding, 200,000,000 Class B ordinary shares authorized, 140,830,401 issued and outstanding as of December 31, 2022)	564	82	554
Treasury shares	(918,894)	(133,227)
Additional paid-in capital	15,450,389	2,240,096	14,624,386
Accumulated other comprehensive (loss)/income	695,184	100,793	(257,765)
Accumulated deficit	(3,586,480)	(519,991)	(3,693,119)
Total shareholders' equity	11,640,763	1,687,753	10,674,056
Total liabilities and shareholders' equity	¥ 14,826,867	$ 2,149,694	¥ 13,641,623